Schedule of Reconciliation Between IFRS Net Loss and GAAP Net Loss (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss	$ (426,253)	$ 265,776	$ (17,629,675)	$ (24,621,514)
Operating expenses	3,340,983	3,980,835	18,073,551	15,667,673
Interest expense	316,834	592,501	2,366,361	5,155,288
Change in fair value derivative liability	$ (390,405)	$ 3,538,440	$ 8,934,632	$ (6,113,485)
Earnings (loss) per common share - basic	$ (0.002)	$ 0.002	$ (0.10)	$ (0.17)
Earnings (loss) per common share - diluted	$ (0.002)	$ 0.001	$ (0.10)	$ (0.17)
International Financial Reporting Standards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss					$ (34,206,432)
Operating expenses					281,088
Interest expense					(185,660)
Change in fair value derivative liability					(946,649)
Other immaterial changes					$ 88,568
Earnings (loss) per common share - basic					$ (0.30)
Earnings (loss) per common share - diluted					$ (0.30)
Generally Accepted Accounting Principles [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net loss and comprehensive loss					$ (34,969,085)
Earnings (loss) per common share - basic					$ (0.30)
Earnings (loss) per common share - diluted					$ (0.30)